Allocation of Net Income and Distributions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010		Mar. 31, 2010	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allocation of net income to general partner:
Net income														$ 1,232		$ 1,511		$ 1,188
Net income applicable to pre-partnership operations allocated to general partner														(185)		(133)		(310)
Net income applicable to noncontrolling interests														0		0		(16)
Net reimbursable costs charged directly to general partner														1		(2)		(4)
Income subject to 2% allocation of general partner interest														1,048		1,376		858
General partner's share of net income														2.00%		2.00%		2.00%
General partner's allocated share of net income before items directly allocable to general partner interest														21		28		17
Incentive distributions paid to general partner	99	92	86	78	71	67	63	59	53	45	30	[1]	0	355	[2]	260	[2]	127	[2]
Net reimbursable costs charged directly to general partner														(1)		2		4
Pre-partnership net income allocated to general partner interest														185		133		310
Net income allocated to general partner														560		423		458
Net income														1,232		1,511		1,188
Net income allocated to general partner														560		423		458
Net income allocated to Class C limited partners														0		0		156
Net income allocated to noncontrolling interests														0		0		16
Net income allocated to common limited partners														672		1,088		558
Distributions Made to Members or Limited Partners [Abstract]
Payment Date	Nov. 09, 2012	Aug. 10, 2012	May 11, 2012	Feb. 10, 2012	Nov. 11, 2011	Aug. 12, 2011	May 13, 2011	Feb. 11, 2011	Nov. 12, 2010	Aug. 13, 2010	May 14, 2010		Feb. 12, 2010
Per Unit Distribution	$ 0.8075	$ 0.7925	$ 0.7775	$ 0.7625	$ 0.7475	$ 0.7325	$ 0.7175	$ 0.7025	$ 0.6875	$ 0.6725	$ 0.6575		$ 0.6350	$ 3.205		$ 2.960		$ 2.720
Common Units Cash Distribution	287	274	268	227	217	213	208	204	192	172	35	[1]	33
Class C Units Cash Distribution	0	0	0	0	0	0	0	0	0	0	87	[1]	0
2% General Partner Cash Distribution	8	7	8	6	6	6	5	5	5	4	3	[1]	1
Incentive distributions paid to general partner	99	92	86	78	71	67	63	59	53	45	30	[1]	0	355	[2]	260	[2]	127	[2]
Total Cash Distributions	394	373	362	311	294	286	276	268	250	221	155	[1]	34	1,440		1,124		660
Subsequent Distribution [Abstract]
Subsequent Distribution, Payment Date														Feb. 08, 2013
Per Unit Distribution														$ 0.8275	[3]
Subsequent Distribution, Common Units Cash Distribution														329	[3]
Subsequent Distribution, Class C Units Cash Distribution														0	[3]
Subsequent Distribution, 2% General Partner Cash Distribution														9	[3]
Subsequent Distribution, Incentive Distribution Rights to General Partner														104	[3]
Subsequent Distributions, Total Cash Distributions														442	[3]
Reduction in incentive distribution rights payment														$ 49

[1]	Distributions on the Class C units and the additional general partner units issued in connection with the closing of the February 2010 transaction where we acquired certain contributed entities, as well as the related IDR payments, were prorated to reflect the fact that they were not outstanding during the first full quarter period of 2010.
[2]	The net income allocated to the general partner?s capital account reflects IDRs paid during the current reporting period. In the calculation of basic and diluted net income per limited partner unit, the net income allocated to the general partner includes IDRs pertaining to the current reporting period, but paid in the subsequent period.
[3]	On February 8, 2013, we paid a cash distribution of $0.8275 per unit on our outstanding common units to unitholders of record at the close of business on February 1, 2013.